Note 26 - Subsequent Events (Details Textual)		1 Months Ended	9 Months Ended
	Oct. 04, 2024 USD ($)	Nov. 30, 2024 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)
Statement Line Items [Line Items]
Dividends recognised as distributions to owners			$ 10,330,000	$ 10,264,000
Distribution to owners [member]
Statement Line Items [Line Items]
Dividends recognised as distributions to owners		$ 2,700,000
Put option 1 [member] | Major purchases of assets [member]
Statement Line Items [Line Items]
Derivative contract, number of ounces of gold hedged	12,000
Derivative contract, p.m. of gold hedged	4,000
Hedging instruments, protected, price	$ 2,600